Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Rate reconciliations	Rate Reconciliations

Year ended Dec. 31	2021	2020	2019
Earnings (loss) before income taxes	(380)	(303)	193
Net earnings (loss) attributable to non-controlling interests not subject to tax	(33)	2	(26)
Adjusted earnings (loss) before income taxes	(413)	(301)	167
Statutory Canadian federal and provincial income tax rate (%)	23.6%	24.5%	26.5%
Expected income tax expense (recovery)	(98)	(74)	44
Increase (decrease) in income taxes resulting from:
Differences in effective foreign tax rates	4	3	5
Deferred income tax expense related to temporary difference on investment in subsidiaries	—	9	—
Write-down (reversal of write-down) of unrecognized deferred income tax assets	134	8	(9)
Statutory and other rate differences	4	(7)	(31)
Other	1	11	8
Income tax expense (recovery)	45	(50)	17
Effective tax rate (%)	(11%)	17%	10%

Components of income tax expense	The components of income tax expense are as follows:

Year ended Dec. 31	2021	2020	2019
Current income tax expense	56	35	35
Deferred income tax expense (recovery) related to the origination and reversal of temporary differences	(145)	(95)	22
Deferred income tax expense related to temporary difference on investment in subsidiary	—	9	—
Deferred income tax recovery resulting from changes in tax rates or laws	—	(7)	(31)
Deferred income tax expense (recovery) arising from the unrecognized deferred income tax assets(1)	134	8	(9)
Income tax expense (recovery)	45	(50)	17

Year ended Dec. 31	2021	2020	2019
Current income tax expense	56	35	35
Deferred income tax recovery	(11)	(85)	(18)
Income tax expense (recovery)	45	(50)	17
(1) During the year ended Dec. 31, 2021, the Company recorded a write-down of deferred tax assets of $134 million (2020 —$8 million write-down, 2019 — $9 million write-down reversal). In the current year additional deferred tax assets were created from the recognition of other comprehensive losses in the US. The deferred income tax assets mainly relate to the tax benefits of losses associated with the Company’s directly owned US operations and Canadian operations. The Company evaluates at each period end, whether it is probable that sufficient future taxable income would be available from the Company’s directly owned US operations to utilize the underlying tax losses.
Aggregate current and deferred income tax related to items charged or credited to equity
The aggregate current and deferred income tax related to items charged or credited to equity are as follows:

Year ended Dec. 31	2021	2020	2019
Income tax expense (recovery) related to:
Net impact related to cash flow hedges	(57)	(23)	6
Net actuarial gains (losses)	11	(3)	(7)
Income tax recovery reported in equity	(46)	(26)	(1)

Significant components of deferred income tax assets (liabilities)
Significant components of the Company’s deferred income tax assets (liabilities) are as follows:

As at Dec. 31	2021	2020
Net operating loss carryforwards(1)	530	469
Future decommissioning and restoration costs	183	140
Property, plant and equipment	(651)	(717)
Risk management assets and liabilities, net	(53)	(107)
Employee future benefits and compensation plans	53	62
Interest deductible in future periods	17	22
Foreign exchange differences on US-denominated debt	16	31
Other deductible temporary differences	(5)	2
Net deferred income tax liability, before write-down of deferred income tax assets	90	(98)
Unrecognized deferred income tax assets	(380)	(247)
Net deferred income tax liability, after write-down of deferred income tax assets	(290)	(345)
(1) Net operating losses expire between 2031 and 2040.

The net deferred income tax liability is presented in the Consolidated Statements of Financial Position as follows:

As at Dec. 31	2021	2020
Deferred income tax assets(1)	64	51
Deferred income tax liabilities	(354)	(396)
Net deferred income tax liability	(290)	(345)

(1) The deferred income tax assets presented on the Consolidated Statements of Financial Position are recoverable based on estimated future earnings and tax planning strategies. The assumptions used in the estimate of future earnings are based on the Company’s long-range forecasts.